Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2010 Fund
December 31, 2021
AFF10-NPRT3-0322
1.811320.117
U.S. Treasury Obligations - 0.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.05% 1/20/22 to 3/3/22 (b) (Cost $109,993)	110,000	109,994

Domestic Equity Funds - 15.6%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	372,653	6,152,507
Fidelity Advisor Series Growth Opportunities Fund (c)	301,667	4,238,420
Fidelity Advisor Series Small Cap Fund (c)	193,971	2,812,577
Fidelity Series All-Sector Equity Fund (c)	223,033	2,654,093
Fidelity Series Commodity Strategy Fund (c)	1,752,192	7,166,466
Fidelity Series Large Cap Stock Fund (c)	515,196	9,783,574
Fidelity Series Large Cap Value Index Fund (c)	67,990	1,057,922
Fidelity Series Opportunistic Insights Fund (c)	275,692	5,717,847
Fidelity Series Small Cap Opportunities Fund (c)	232,510	3,469,045
Fidelity Series Stock Selector Large Cap Value Fund (c)	443,070	6,229,561
Fidelity Series Value Discovery Fund (c)	384,015	6,363,134
TOTAL DOMESTIC EQUITY FUNDS (Cost $39,804,615)		55,645,146

International Equity Funds - 18.4%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	282,004	4,097,523
Fidelity Series Emerging Markets Fund (c)	257,250	2,703,699
Fidelity Series Emerging Markets Opportunities Fund (c)	1,156,551	24,310,707
Fidelity Series International Growth Fund (c)	550,693	10,529,242
Fidelity Series International Small Cap Fund (c)	151,291	3,236,114
Fidelity Series International Value Fund (c)	943,167	10,535,177
Fidelity Series Overseas Fund (c)	731,085	10,527,617
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $46,888,856)		65,940,079

Bond Funds - 54.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	2,253,128	22,643,939
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	909,227	9,210,472
Fidelity Series Emerging Markets Debt Fund (c)	206,767	1,875,381
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	66,421	627,015
Fidelity Series Floating Rate High Income Fund (c)	38,580	357,255
Fidelity Series High Income Fund (c)	234,846	2,240,435
Fidelity Series Inflation-Protected Bond Index Fund (c)	1,340,009	14,177,294
Fidelity Series International Credit Fund (c)	31,482	312,302
Fidelity Series International Developed Markets Bond Index Fund (c)	664,977	6,536,720
Fidelity Series Investment Grade Bond Fund (c)	10,547,937	122,567,034
Fidelity Series Long-Term Treasury Bond Index Fund (c)	1,293,800	11,023,177
Fidelity Series Real Estate Income Fund (c)	115,644	1,356,506
TOTAL BOND FUNDS (Cost $183,570,038)		192,927,530

Short-Term Funds - 12.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (d)	269,065	269,119
Fidelity Series Government Money Market Fund 0.08% (c)(e)	33,474,335	33,474,335
Fidelity Series Short-Term Credit Fund (c)	897,086	8,988,803
TOTAL SHORT-TERM FUNDS (Cost $42,665,842)		42,732,257

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $313,039,344)	357,355,006
NET OTHER ASSETS (LIABILITIES) - 0.0%	(77,967)
NET ASSETS - 100.0%	357,277,039

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1	Mar 2022	61,315	363	363

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $109,994.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	301,035	650,814	682,730	88	-	-	269,119	0.0%
Total	301,035	650,814	682,730	88	-	-	269,119

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	6,955,716	1,807,565	2,787,125	1,102,515	649,913	(473,562)	6,152,507
Fidelity Advisor Series Growth Opportunities Fund	4,838,055	1,661,445	1,699,636	1,024,223	183,418	(744,862)	4,238,420
Fidelity Advisor Series Small Cap Fund	3,145,999	687,457	964,464	512,911	286,458	(342,873)	2,812,577
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	23,344,094	665,367	145,906	(301)	(34,487)	22,643,939
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	9,450,221	305,746	61,872	(845)	66,842	9,210,472
Fidelity Series All-Sector Equity Fund	2,972,883	520,960	947,540	382,315	164,452	(56,662)	2,654,093
Fidelity Series Canada Fund	3,264,391	1,119,972	753,081	88,907	59,489	406,752	4,097,523
Fidelity Series Commodity Strategy Fund	10,286,783	3,504,251	5,381,459	3,080,461	(372,488)	(870,621)	7,166,466
Fidelity Series Emerging Markets Debt Fund	1,979,856	203,655	305,475	67,222	(15,337)	12,682	1,875,381
Fidelity Series Emerging Markets Debt Local Currency Fund	648,406	103,139	87,274	24,245	(1,205)	(36,051)	627,015
Fidelity Series Emerging Markets Fund	3,241,054	566,978	841,730	86,927	98,633	(361,236)	2,703,699
Fidelity Series Emerging Markets Opportunities Fund	29,602,746	7,267,481	8,028,110	2,789,332	1,562,762	(6,094,172)	24,310,707
Fidelity Series Floating Rate High Income Fund	399,004	24,501	69,291	12,684	(4,211)	7,252	357,255
Fidelity Series Government Money Market Fund 0.08%	52,805,064	4,113,114	23,443,843	25,408	-	-	33,474,335
Fidelity Series High Income Fund	2,353,592	164,008	316,609	96,015	3,271	36,173	2,240,435
Fidelity Series Inflation-Protected Bond Index Fund	36,367,585	2,868,371	25,710,916	1,179,006	2,703,856	(2,051,602)	14,177,294
Fidelity Series International Credit Fund	306,295	7,902	-	7,901	-	(1,895)	312,302
Fidelity Series International Developed Markets Bond Index Fund	-	6,785,454	216,653	4,211	(1,526)	(30,555)	6,536,720
Fidelity Series International Growth Fund	9,147,621	3,132,371	2,340,950	827,133	288,556	301,644	10,529,242
Fidelity Series International Small Cap Fund	2,898,565	755,351	533,381	378,259	113,110	2,469	3,236,114
Fidelity Series International Value Fund	9,137,455	3,548,142	2,445,340	518,894	179,445	115,475	10,535,177
Fidelity Series Investment Grade Bond Fund	125,794,264	12,195,042	16,439,087	2,123,671	(37,070)	1,053,884	122,567,033
Fidelity Series Large Cap Stock Fund	10,857,265	1,560,411	3,010,790	925,880	551,162	(174,474)	9,783,574
Fidelity Series Large Cap Value Index Fund	1,171,779	110,062	296,997	63,071	71,477	1,601	1,057,922
Fidelity Series Long-Term Treasury Bond Index Fund	10,135,877	2,813,691	2,781,081	203,301	(163,460)	1,018,150	11,023,177
Fidelity Series Opportunistic Insights Fund	6,448,205	1,547,484	2,600,268	935,101	909,439	(587,013)	5,717,847
Fidelity Series Overseas Fund	9,162,964	2,662,270	2,609,878	306,568	329,714	982,547	10,527,617
Fidelity Series Real Estate Income Fund	1,424,794	88,632	243,050	49,109	23,633	62,497	1,356,506
Fidelity Series Short-Term Credit Fund	11,073,148	1,515,957	3,451,433	153,282	11,019	(159,888)	8,988,803
Fidelity Series Small Cap Opportunities Fund	3,882,584	1,220,585	1,145,414	919,603	236,393	(725,103)	3,469,045
Fidelity Series Stock Selector Large Cap Value Fund	6,875,823	1,282,922	1,944,804	828,856	354,300	(338,680)	6,229,561
Fidelity Series Value Discovery Fund	7,038,805	1,026,175	2,042,771	526,112	446,524	(105,599)	6,363,134
	374,216,578	97,659,663	114,409,563	19,450,901	8,630,581	(9,121,367)	356,975,892

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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